Loans - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans pledged as collateral for borrowings	$ 1,455.8	79,371.0	64,148.4